Shareholder Report, Average Annual Return (Details) WE0000000002529A_Dimensional Global Real Estate ETF_Single_TSR Annual {Single}		12 Months Ended	35 Months Ended
		Oct. 31, 2025	Oct. 31, 2025
Dimensional Global Real Estate ETF
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Dimensional Global Real Estate ETF – NAV
Average Annual Return, Percent		1.38%	5.94%
MSCI All Country World IMI Index (net div.)
Average Annual Return [Line Items]
Line Graph and Table Measure Name		MSCI All Country World IMI Index (net div.)
Average Annual Return, Percent		22.00%	19.41%
S&P Global REIT Index (net div.)
Average Annual Return [Line Items]
Line Graph and Table Measure Name		S&P Global REIT Index (net div.)
Average Annual Return, Percent	[1]	2.14%	6.31%

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